Deposit on Inventory (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Payments for Deposits	$ 287,278	$ 138,262
Long-term Purchase Commitment, Amount		$ 47,561